INVENTORY (Tables)	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
Schedule of Inventory
	June 30, 2025	December 31, 2024

Raw materials and components	$59,755	$50,197
Work in progress	15,488	17,382
Finished goods	1,171	961

Total inventory	$76,414	$68,540